Related Party Loans (Details) - USD ($)						3 Months Ended			9 Months Ended			12 Months Ended
		Jun. 30, 2025		Sep. 30, 2022	Sep. 20, 2021	Jun. 30, 2025		Jun. 30, 2024	Jun. 30, 2025		Jun. 30, 2024	Sep. 30, 2024		Sep. 30, 2023	Mar. 11, 2024	Jul. 01, 2022	Mar. 10, 2022
Related Party Transactions [Line Items]
Amount of expense paid in advance					$ 110,623
Initial term																2 years
Rental amount																$ 745
Loans interest rate		15.00%				15.00%			15.00%
Interest expense						$ 6,361		$ 5,780	$ 18,766		$ 17,424	$ 23,657		$ 35,482
Issued ordinary shares	[1]	2,467,337				2,467,337			2,467,337			2,445,647
Ordinary shares per share	[1]	$ 0.006				$ 0.006			$ 0.006			$ 0.006
Outstanding balance		$ 14,804	[1]			$ 14,804	[1]		$ 14,804	[1]		$ 14,674	[1]	13,775
Compensation payable		5.8				5.8			5.8
Outstanding compensation payable												$ 1,541,025
Imputed interest rate									12.00%			12.00%
Interest expense for amortization											$ 345,060	$ 350,084		592,191
outstanding balance on the payable												737,894		5,338,273
Loans drawdown		$ 152,308							$ 498,516
Interest expense						3,956
Director [Member]
Related Party Transactions [Line Items]
Payable												$ 2,159,866		$ 2,231,781
Mr.Liu Yu {Member]
Related Party Transactions [Line Items]
Repaid amount				$ 500,000
Interest expense						$ 1,008			$ 6,413
Mr. Lim Hooi Beng [Member]
Related Party Transactions [Line Items]
Owned percentage												13.80%		14.50%
Issued ordinary shares															12,917
Ordinary shares per share															$ 4
Outstanding balance															$ 3,100,000
Fair value of ordinary shares															$ 2.7
Mr. Lim Hooi Beng [Member] | ZhongHe Industries Sdn Bhd (ZHI) [Member]
Related Party Transactions [Line Items]
Owned percentage												20.00%		20.00%
Mr. Aw Jeen Rong [Member]
Related Party Transactions [Line Items]
Owned percentage												6.00%
Loans interest rate												8.00%
Loans Payable												$ 252,304
Interest expense												$ 1,901
Mr.Liu Yu {Member]
Related Party Transactions [Line Items]
Owned percentage												24.30%		25.50%			24.30%
Loans interest rate												8.00%
Loans Payable												$ 103,469
Interest expense												362
Issued ordinary shares															1,275,000
Ordinary shares per share															$ 4
Outstanding balance															$ 5,100,000
Fair value of ordinary shares															$ 2.7
Outstanding balance on the payable																	$ 6,300,000
Compensation payable																	$ 6,300,000
Outstanding compensation payable												$ 5,800,000
Mr. Lee Ping Wei [Member]
Related Party Transactions [Line Items]
Owned percentage		48.50%				48.50%			48.50%			6.10%
Previously Reported [Member]
Related Party Transactions [Line Items]
Issued ordinary shares												2,445,647
Compensation payable												$ 6,300,000
Previously Reported [Member] | Mr. Lim Hooi Beng [Member]
Related Party Transactions [Line Items]
Issued ordinary shares															775,000
Ordinary Shares [Member] | Mr.Liu Yu {Member]
Related Party Transactions [Line Items]
Issued ordinary shares				21,250
Ordinary shares per share				$ 4
Outstanding balance				$ 5,100,000
Fair value of ordinary shares				$ 2.7
Ordinary Shares [Member] | Mr. Lim Hooi Beng [Member]
Related Party Transactions [Line Items]
Owned percentage												13.80%		14.50%
Ordinary Shares [Member] | Mr. Aw Jeen Rong [Member]
Related Party Transactions [Line Items]
Owned percentage												6.00%		6.30%

[1]	Giving retroactive effect to reverse recapitalization effected on March 14, 2024 to reflect exchange ratio of approximately 55.1 as described in Note 4 and share combination at a ratio of one-for-sixty effected on August 25, 2025 as described in Note 1.